Segment Information	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Segment Reporting [Abstract]
Segment Information

Note 15 — Segment Information

The Company conducts its operations through two wholly owned subsidiaries corresponding to the geographical areas in which the Company operates: MPUK, which includes the Company’s continuing operations in the UK; and MPA, which includes the Company’s operations in Australia. Oversight for these subsidiaries is provided by Corporate, which is treated as a cost center. The following table presents segment information for the Company’s two reportable segments:

	THREE MONTHS ENDED
	September 30,
	2016	2015
	(In thousands)
Net (loss) income:
MPA	$(90)	$(335)
MPUK	$(185)	$1
Corporate	(1,920)	(1,710)
Inter-segment elimination	—	4

Consolidated net loss from continuing operations	$(2,195)	$(2,040)

	September 30, 2016	June 30, 2016
	(In thousands)
Total assets:
MPA	$1,069	$1,194
MPUK	$2,345	1,234
Corporate	59,762	61,315
Inter-segment elimination (1)	(57,339)	(58,235)

Total assets of continuing operations	$5,837	$5,508

(1)	Asset inter-segment eliminations are primarily attributable to investments in subsidiaries.

Note 15 — Segment Information

Following the closing of the Exchange, the Company will conduct its operations through two wholly owned subsidiaries. As of March 31, 2016, NP, which included the Company’s operations in the United States, has been reclassified to discontinued operations and the carrying value of its assets have been included in assets held for sale for all periods presented. As of June 30, 2016, the Company’s operations related to the central Weald licenses and the peripheral Weald license have also been reclassified to discontinued operations, and the carrying value of the related assets have been included in assets held for sale for all periods presented. As of June 30, 2016, the Company’s two reportable segments include MPUK, which includes the Company’s continuing operations in the UK; and MPA, which includes the Company’s operations in Australia. Oversight for these subsidiaries is provided by Corporate, which is treated as a cost center.

The following table presents segment information for the fiscal years ended:

	June 30,
	2016	2015
	(In thousands)
Net income (loss) from continuing operations:
MPA	1,497	(16,146)
MPUK	(371)	(1,079)
Corporate	(4,507)	(4,394)
Inter-segment eliminations	53	23

Consolidated net losses from continuing operations	$(3,328)	$(21,596)

Assets:
MPA	1,194	4,593
MPUK (1)	1,234	1,067
Corporate	61,315	60,733
Inter-segment eliminations (2)	(58,235)	(58,129)

Consolidated assets of continuing operations	$5,508	$8,264

Expenditures for additions to long-lived assets:
MPUK	—	—
Corporate	1	3

Consolidated expenditures for long-lived assets of continuing operations	$1	$3

(1)	Refer to Note 22 — Supplemental Oil and Gas Information (Unaudited) for disclosures relating to non-cash charges to capitalized costs.
(2)	Asset inter-segment eliminations are primarily derived from investments in subsidiaries.

The following table summarizes other significant items for the fiscal years ended:

	June 30,
	2016	2015
	(In thousands)
Depreciation:
Corporate	54	148

Consolidated depreciation	$54	$148

Exploration:
MPA	53	91
MPUK	18	148

Consolidated exploration	$71	$239